Revenue and segment information (Reportable segments' liabilities reconciled to total liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reportable segments' liabilities [line items]
Liabilities	¥ (367,213,210)	¥ (298,288,460)
Impact of other IFRS adjustments [member]
Reportable segments' liabilities [line items]
Liabilities	(1,036,730)	(1,558,061)
PRC GAAP [member]
Reportable segments' liabilities [line items]
Liabilities	(363,958,629)	(293,841,909)
PRC GAAP [member] | Current income tax liabilities [member]
Reportable segments' liabilities [line items]
Liabilities	(227,880)	(288,106)
PRC GAAP [member] | Deferred income tax liabilities [member]
Reportable segments' liabilities [line items]
Liabilities	(900,885)	(977,810)
PRC GAAP [member] | Corporate liabilities [member]
Reportable segments' liabilities [line items]
Liabilities	(1,089,086)	(1,622,574)
PRC GAAP [member] | Total [member]
Reportable segments' liabilities [line items]
Liabilities	¥ (363,958,629)	¥ (293,841,909)